Note 1 - Nature of the Business	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of the business

BeyondSpring Inc. (the “Company”) was incorporated in the Cayman Islands on
November 21, 2014.
The Company and its subsidiaries (collectively, the “Group”) are principally engaged in clinical stage biopharmaceutical activities focused on the development of innovative cancer therapies. The Company is under the control of Mr. Linqing Jia and Dr. Lan Huang as a couple (collectively, the “Founders”) since its incorporation.

On
March 14, 2017,
the Company completed its initial public offering (“IPO”) on the NASDAQ Capital Market.
174,286
ordinary shares were sold at
$20.00
per share (the “IPO Price”). In conjunction with the IPO,
2,541,048
ordinary shares were sold in a private placement to certain investors at the same IPO Price. Net proceeds from the IPO and private placement after deducting underwriting discount and offering expenses were
$47,184.
The underwriting discount and offering expenses including those recorded as deferred IPO costs were recorded as a reduction of the proceeds received from the IPO in the shareholders’ equity. Immediately prior to the IPO, the Company issued
2,112,963
ordinary shares to NPBSIPO Liquidating Trust, or Nereus Trust in connection with termination of royalty payment arrangement (Note
12
).

In
May 2018,
the Company entered into various agreements with certain
third
-party investors to issue
739,095
ordinary shares of the Company with a par value
$0.0001
per share for an aggregate cash consideration of
$20,000
or
$27.06
per ordinary share. To date, the Company received gross proceeds of
$14,000
(net proceeds of
$13,245
) from the issuance.

On
May 21, 2018,
Beijing Wanchun Pharmaceutical Technology Ltd. was incorporated in the People’s Republic of China (“PRC”) as a wholly owned subsidiary of Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”).

On
May 21, 2019,
the Company entered into a sales agreement with Jefferies LLC (“Jefferies”) to act as an agent in selling the Company’s ordinary shares in an at-the-market (“ATM”) offering program for up to an aggregate offering proceeds of
$30,000
on mutually agreed terms. In
July 2019,
ATM offering was suspended. The Company has issued a total of
620,753
ordinary shares from the ATM offering, and received an aggregate net proceeds of
$12,417.

On
June 14, 2019
and
July 3, 2019,
certain investors led by Shenzhen Efung
9th
Venture Investment Center (Limited Partnership) (“Efung Capital”) entered into investment agreements with Wanchunbulin, to invest
$14,537
(
RMB100,000
) for a total of
4.76%
equity interest of Wanchunbulin. To date, the Company has received
$10,083
(
RMB70,000
) from this equity financing.

On
June 25, 2019,
SEED Therapeutics Inc. (“SEED”) was incorporated in the British Virgin Islands (“BVI”) as a wholly owned subsidiary of the Company.

In
July 2019,
the Company completed a public offering of the issuance of
2,058,825
ordinary shares of the Company at
$17.00
per share for net proceeds of
$32,481.

In
October
and
November 2019,
the Company completed a public offering of the issuance of
1,908,996
ordinary shares of the Company at
$13.50
per share for net proceeds of
$23,668.

On
December 9, 2019,
SEED Technology Limited (“SEED Technology”) was incorporated in the BVI as a wholly owned subsidiary of Wanchunbulin.

As of
December 31, 2019,
the subsidiaries of the Company are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities

BeyondSpring
Pharmaceuticals Inc.	Delaware,
(“BeyondSpring US”)	United States of America (“U.S.”)	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	BVI	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited
(“BeyondSpring HK”)	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology
Limited
(“BVI Biotech”)	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology
(Shenzhen) Ltd.
(“Wanchun Shenzhen”)	PRC	April 23, 2015	100%	Holding company

Wanchunbulin	PRC	May 6, 2015	57.97%	Clinical trial activities

BeyondSpring Pharmaceuticals
Australia PTY Ltd.
(“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Beijing Wanchun Pharmaceutical
Technology Ltd.	PRC	May 21, 2018	57.97%	Clinical trial activities
(“Beijing Wanchun”)

SEED	BVI	June 25, 2019	100%	Holding company

SEED Technology	BVI	December 9, 2019	57.97%	Holding company